Parent Company Only Financial Information (Condensed Statements of Cash Flows) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Cash flows from operating activities:
Net income (loss)	¥ 599,908	¥ (83,320)	¥ 1,117,298
Net cash provided by (used in) operating activities	2,106,136	909,355	(245,067)
Cash flows from investing activities:
Other—net	(34,917)	(16,608)	(14,802)
Net cash provided by (used in) investing activities	(12,213,619)	236,835	3,657,359
Cash flows from financing activities:
Proceeds from issuance of long-term debt	7,529,772	4,659,212	18,707,004
Repayment of long-term debt	(4,168,619)	(5,466,007)	(11,360,120)
Proceeds from sales of treasury stock	1,212	2,688	899
Payments for acquisition of treasury stock	(450,376)	(158,529)	(20)
Other—net	55,059	(385,778)	(22,566)
Net cash provided by financing activities	11,976,277	5,385,042	20,963,620
Net increase in cash and cash equivalents	2,932,546	7,782,754	24,773,199
Cash and cash equivalents at beginning of fiscal year	111,111,544	103,328,790	78,555,591
Cash and cash equivalents at end of fiscal year	114,044,090	111,111,544	103,328,790
MUFG:
Cash flows from operating activities:
Net income (loss)	599,908	(83,320)	1,117,298
Adjustments and other	9,733	653,768	(568,317)
Net cash provided by (used in) operating activities	609,641	570,448	548,981
Cash flows from investing activities:
Proceeds from sales of investment in subsidiaries and affiliated companies	41,125	136	35,081
Purchase of equity investment in subsidiaries and an affiliated company	0	(1,000)	0
Net increase in loans to subsidiaries	(2,204,831)	(257,619)	(462,208)
Other—net	(7,791)	(9,413)	(11,531)
Net cash provided by (used in) investing activities	(2,171,497)	(267,896)	(438,658)
Cash flows from financing activities:
Net increase (decrease) in short-term borrowings from subsidiaries	145,513	(61,415)	(49,058)
Proceeds from issuance of long-term debt	3,833,878	1,625,173	831,121
Repayment of long-term debt	(1,630,695)	(1,369,254)	(514,436)
Repayment of long-term debt to affiliated companies	0	0	(10,500)
Proceeds from sales of treasury stock	0	0	1
Payments for acquisition of treasury stock	(450,019)	(150,017)	(13)
Dividends paid	(380,447)	(334,620)	(321,772)
Other—net	(14,160)	(10,410)	(1,954)
Net cash provided by financing activities	1,504,070	(300,543)	(66,611)
Net increase in cash and cash equivalents	(57,786)	2,009	43,712
Cash and cash equivalents at beginning of fiscal year	231,389	229,380	185,668
Cash and cash equivalents at end of fiscal year	¥ 173,603	¥ 231,389	¥ 229,380